Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY segment	Dec. 31, 2014 Online services CNY	Dec. 31, 2013 Online services CNY	Dec. 31, 2012 Online services CNY	Dec. 31, 2014 Personalized matchmaking services CNY	Dec. 31, 2013 Personalized matchmaking services CNY	Dec. 31, 2012 Personalized matchmaking services CNY	Dec. 31, 2014 Events and other services CNY	Dec. 31, 2013 Events and other services CNY	Dec. 31, 2012 Events and other services CNY
Segment Information
Number of reportable segments				3
Segment Information
Net revenues	$ 98,957	613,990	492,606	410,803	425,544	422,088	362,492	164,598	52,458	33,143	23,848	18,060	15,168
Cost of revenues	(44,772)	(277,789)	(180,521)	(143,685)	(148,811)	(140,975)	(117,830)	(117,054)	(29,792)	(15,903)	(11,924)	(9,754)	(9,952)
Gross profit	$ 54,185	336,201	312,085	267,118	276,733	281,113	244,662	47,544	22,666	17,240	11,924	8,306	5,216